Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Potential Dilutive Securities

Potentially dilutive securities that are not included in the calculation of diluted net loss per share because their effect is anti-dilutive are as follows (in common equivalent shares):

	June 30, 2018	December 31, 2017
	(Unaudited)
Common stock warrants	364,859	206,309
Stock options exercisable to common stock	125,000	125,000
Shares issuable upon conversion of debt	658,501	579,247
Shares issuable upon conversion of preferred stock	412,875	198,875
Total potentially dilutive securities	1,561,235	1,109,431

Potentially dilutive securities that are not included in the calculation of diluted net loss per share because their effect is anti-dilutive are as follows (in common equivalent shares):

	December 31, 2017	December 31, 2016
Common stock warrants	206,309	206,309
Stock options exercisable to common stock	125,000	-
Shares issuable upon conversion of debt	579,247	579,247
Shares issuable upon conversion of preferred stock	198,875	198,875
Total potentially dilutive securities	1,109,431	984,431